Segment Information - Schedule of Sales by Therapeutic Category (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2013	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Sales Revenue By Business Segment [Line Items]
Net sales	100.00%	100.00%	100.00%	100.00%
Dermatological and topical [Member]
Schedule Of Sales Revenue By Business Segment [Line Items]
Net sales	70.00%	77.00%	67.00%	60.00%
Neuropsychiatric [Member]
Schedule Of Sales Revenue By Business Segment [Line Items]
Net sales	10.00%	9.00%	13.00%	14.00%
Cardiovascular [Member]
Schedule Of Sales Revenue By Business Segment [Line Items]
Net sales	9.00%	6.00%	9.00%	14.00%
Anti-inflammatory [Member]
Schedule Of Sales Revenue By Business Segment [Line Items]
Net sales	4.00%	4.00%	5.00%	5.00%
Other [Member]
Schedule Of Sales Revenue By Business Segment [Line Items]
Net sales	7.00%	4.00%	6.00%	7.00%